EXCHANGEABLE SHARES, CLASS B SHARES AND CLASS C SHARES (Tables)	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Disclosure of classes of share capital
The following table provides a continuity schedule of outstanding exchangeable shares, and class B shares, along with the carrying value of the corresponding liability and remeasurement gains and losses:

	Exchangeable shares outstanding (Shares)	Class B shares outstanding (Shares)	Exchangeable shares and class B shares (US$ Millions)
Balance at January 1, 2024	72,954,450	1	$1,501
Shares exchanged to LP Units	(4)	—	—
Remeasurement (gains) losses	—	—	208
Balance at December 31, 2024	72,954,446	1	$1,709
The following table provides a continuity of the company’s outstanding common equity for the year ended December 31, 2024:

	Class C shares
	Shares outstanding (Shares)	Share capital (US$ Millions)
Balance at January 1, 2024	25,934,120	$737
Balance at December 31, 2024	25,934,120	$737